Share-Based Compensation - Stock Option Activity (Detail) - Employee Stock Options [Member] pure in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options And Exercise [Line Items]
Number outstanding, beginning of year, Number of shares	14.3	15.4	18.4
Granted, Number of shares	1.9	2.0	2.5
Exercised, Number of shares	(3.0)	(3.0)	(4.9)
Forfeited/cancelled, Number of shares	(0.1)	(0.1)	(0.6)
Number outstanding, end of year, Number of shares	13.1	14.3	15.4
Exercisable, end of year, Number of shares	4.7	5.4	5.5
Number outstanding, beginning of year, Weighted average exercise price	$ 48.17	$ 44.18	$ 40.65
Granted, Weighted average exercise price	72.64	65.75	53.15
Exercised, Weighted average exercise price	41.21	38.59	35.21
Forfeited/cancelled, Weighted average exercise price	60.46	54.58	48.29
Number outstanding, end of year, Weighted average exercise price	53.12	48.17	44.18
Exercisable, end of year, Weighted average exercise price	$ 40.61	$ 38.00	$ 37.19